Revenue - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue recognized			$ 12.4		$ 11.6
Cost to obtain contracts amortization period	5 years		5 years		5 years
Short-term assets	$ 4.2		$ 4.2		$ 2.7	$ 1.6
Long-term assets	10.7		10.7		7.2	4.0
Amortization expense	$ 1.0	$ 0.5	$ 2.7	$ 1.5	$ 2.3	$ 0.8